Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Fair Value of Financial Instruments

Note 31 – Fair value of financial instruments

The fair value of financial instruments is the amount at which an asset or obligation could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Fair value estimates are made at a specific point in time based on the type of financial instrument and relevant market information. Many of these estimates involve various assumptions and may vary significantly from amounts that could be realized in actual transactions.

The information about the estimated fair values of financial instruments presented hereunder excludes all nonfinancial instruments and certain other specific items.

For those financial instruments with no quoted market prices available, fair values have been estimated using present value calculations or other valuation techniques, as well as management's best judgment with respect to current economic conditions, including discount rates, estimates of future cash flows, and prepayment assumptions.

The fair values reflected herein have been determined based on the prevailing interest rate environment at December 31, 2011 and 2010, as applicable. In different interest rate environments, fair value estimates can differ significantly, especially for certain fixed rate financial instruments. In addition, the fair values presented do not attempt to estimate the value of the Corporation's fee generating businesses and anticipated future business activities, that is, they do not represent the Corporation's value as a going concern. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Corporation. The methods and assumptions used to estimate the fair values of significant financial instruments are described in the paragraphs below.

Short-term financial assets and liabilities have relatively short maturities, or no defined maturities, and little or no credit risk. The carrying amounts of other liabilities reported in the consolidated statements of financial condition approximate fair value because of the short-term maturity of those instruments or because they carry interest rates which approximate market. Included in this category are: cash and due from banks, federal funds sold and securities purchased under agreements to resell, time deposits with other banks, assets sold under agreements to repurchase and short-term borrowings. The FDIC equity appreciation instrument, which expired in May 2011, is included in other liabilities and is accounted for at fair value. Resell and repurchase agreements with long-term maturities are valued using discounted cash flows based on market rates currently available for agreements with similar terms and remaining maturities.

Trading and investment securities, except for investments classified as other investment securities in the consolidated statements of financial condition, are financial instruments that regularly trade on secondary markets. The estimated fair value of these securities was determined using either market prices or dealer quotes, where available, or quoted market prices of financial instruments with similar characteristics. Trading account securities and securities available-for-sale are reported at their respective fair values in the consolidated statements of financial condition since they are marked-to-market for accounting purposes.

The estimated fair value for loans held-for-sale was based on secondary market prices, bids received from potential buyers and discounted cash flow models. The fair values of the loans held-in-portfolio have been determined for groups of loans with similar characteristics. Loans were segregated by type such as commercial, construction, residential mortgage, consumer, and credit cards. Each loan category was further segmented based on loan characteristics, including interest rate terms, credit quality and vintage. Generally, fair values were estimated based on an exit price by discounting scheduled cash flows for the segmented groups of loans using a discount rate that considers interest, credit and expected return by market participant under current market conditions. Additionally, prepayment, default and recovery assumptions have been applied in the mortgage loan portfolio valuations. Generally accepted accounting principles do not require a fair valuation of the lease financing portfolio, therefore it is included in the loans total at its carrying amount.

The fair value of deposits with no stated maturity, such as non-interest bearing demand deposits, savings, NOW, and money market accounts was, for purposes of this disclosure, equal to the amount payable on demand as of the respective dates. The fair value of certificates of deposit was based on the discounted value of contractual cash flows using interest rates being offered on certificates with similar maturities. The value of these deposits in a transaction between willing parties is in part dependent of the buyer's ability to reduce the servicing cost and the attrition that sometimes occurs. Therefore, the amount a buyer would be willing to pay for these deposits could vary significantly from the presented fair value.

Long-term borrowings were valued using discounted cash flows, based on market rates currently available for debt with similar terms and remaining maturities and in certain instances using quoted market rates for similar instruments at December 31, 2011 and 2010.

As part of the fair value estimation procedures of certain liabilities, including repurchase agreements (regular and structured) and FHLB advances, the Corporation considered, where applicable, the collateralization levels as part of its evaluation of non-performance risk. Also, for certificates of deposit, the non-performance risk was determined using internally-developed models that consider, where applicable, the collateral held, amounts insured, the remaining term, and the credit premium of the institution.

Derivatives are considered financial instruments and their carrying value equals fair value.

Commitments to extend credit were valued using the fees currently charged to enter into similar agreements. For those commitments where a future stream of fees is charged, the fair value was estimated by discounting the projected cash flows of fees on commitments. The fair value of letters of credit was based on fees currently charged on similar agreements.

The following table presents the carrying or notional amounts, as applicable, and estimated fair values for financial instruments.

	December 31, 2011		December 31, 2010
(In thousands)	Carrying amount	Fair value	Carrying amount	Fair value
Financial Assets:
Cash and money market investments	$1,911,456	$1,911,456	$1,431,668	$1,431,668
Trading account securities	436,331	436,331	546,713	546,713
Investment securities available-for-sale	5,009,823	5,009,823	5,236,852	5,236,852
Investment securities held-to-maturity	125,383	125,254	122,354	120,873
Other investment securities	179,880	181,583	163,513	165,233
Loans held-for-sale	363,093	390,783	893,938	902,371
Loans not covered under loss sharing
agreement with the FDIC	19,912,233	16,753,889	19,934,810	17,137,805
Loans covered under loss sharing
agreements with the FDIC	4,223,758	4,663,327	4,836,882	4,744,680
FDIC loss share asset	1,915,128	1,755,295	2,410,219	2,475,158
Financial Liabilities:
Deposits	$27,942,127	$28,057,343	$26,762,200	$26,873,408
Assets sold under agreements to repurchase	2,141,097	2,273,802	2,412,550	2,503,320
Other short-term borrowings	296,200	296,200	364,222	364,222
Notes payable	1,856,372	1,722,831	4,170,183	4,067,818
Contingent consideration	99,762	99,762	92,994	92,994
Equity appreciation instrument	-	-	9,945	9,945

(In thousands)	Notional amount	Fair value	Notional amount	Fair value
Commitments to extend credit	$6,231,213	$2,062	$5,879,051	$983
Letters of credit	136,341	2,339	152,596	3,318